FAIR VALUE OF INVESTMENTS - Narrative (Details) - EBP 039	12 Months Ended
Dec. 31, 2025 $ / shares
EBP, Investment, Fair Value and NAV [Line Items]
NAV (in dollars per share)	$ 1.00
Maximum | Highly Liquid Short-Term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Percentage of invested amount to fund value	1.50%